Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities [Abstract]
Summary of Other Noncurrent Liabilities

	2024 £m	2023 £m
Accruals	6	4
Deferred income	165	254
Other payables	929	849
	1,100	1,107